Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Interest expense	$ 86	$ 85	$ 256	$ 251	$ 335	$ 355	$ 360
Amortization of debt issuance costs and discounts	1		2	2	3	3	21
Allowance for funds used during construction - capitalized interest portion	(2)	(1)	(6)	(3)	(5)	(5)	(10)
Total interest expense and related charges	$ 85	$ 84	$ 252	$ 250	$ 333	$ 353	$ 371